Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 51	$ 55,172,561	$ (68,864,922)	$ (13,692,310)
Balance, shares at Dec. 31, 2020	51,199
Fair value of vested stock options issued to employees and directors		207,035		207,035
Proceeds from sale of common stock in public offering, net of offering costs $547,837	$ 6	6,858,837		6,858,843
Proceeds from sale of common stock in public offering, net of offering costs, shares	6,294
Shares issued upon debt and accrued interest conversion	$ 25	14,821,910		14,821,935
Shares issued upon debt and accrued interest conversion, shares	24,703
Cancellation of collateral shares upon debt conversion	$ (39)	(9,323)		(9,362)
Cancellation of collateral shares upon debt conversion, Shares	(39,007)
Net Loss			(1,610,685)	(1,610,685)
Balance at Dec. 31, 2021	$ 43	77,051,020	(70,475,607)	6,575,456
Balance, shares at Dec. 31, 2021	43,189
Fair value of vested stock options issued to employees and directors		152,844		152,844
Net Loss			(689,499)	(689,499)
Share adjustment for stock split rounding
Share adjustment for stock split rounding, shares	5
Balance at Mar. 31, 2022	$ 43	77,203,864	(71,165,106)	6,038,801
Balance, shares at Mar. 31, 2022	43,189
Balance at Dec. 31, 2021	$ 43	77,051,020	(70,475,607)	6,575,456
Balance, shares at Dec. 31, 2021	43,189
Net Loss				(2,378,080)
Balance at Sep. 30, 2022	$ 43	77,255,146	(72,853,687)	4,401,502
Balance, shares at Sep. 30, 2022	43,189
Balance at Dec. 31, 2021	$ 43	77,051,020	(70,475,607)	6,575,456
Balance, shares at Dec. 31, 2021	43,189
Fair value of vested stock options issued to employees and directors		266,633		266,633
Proceeds from sale of common stock in public offering, net of offering costs $547,837	$ 16	4,429,844		4,429,860
Proceeds from sale of common stock in public offering, net of offering costs, shares	15,741
Net Loss			(1,484,620)	(1,484,620)
Fair value of warrant liability recognized upon issuance of warrants		(4,429,860)		(4,429,860)
Exercise of warrants	$ 5	(5)
Exercise of warrants, shares	4,890
Extinguishment of warrant liability upon exercise of warrants		589,839		589,839
Share adjustment for stock split rounding
Balance at Dec. 31, 2022	$ 64	77,907,471	(71,960,227)	5,947,308
Balance, shares at Dec. 31, 2022	63,820
Balance at Mar. 31, 2022	$ 43	77,203,864	(71,165,106)	6,038,801
Balance, shares at Mar. 31, 2022	43,189
Fair value of vested stock options issued to employees and directors		18,748		18,748
Net Loss			(469,304)	(469,304)
Balance at Jun. 30, 2022	$ 43	77,222,612	(71,634,410)	5,588,245
Balance, shares at Jun. 30, 2022	43,189
Fair value of vested stock options issued to employees and directors		32,534		32,534
Net Loss			(1,219,277)	(1,219,277)
Balance at Sep. 30, 2022	$ 43	77,255,146	(72,853,687)	4,401,502
Balance, shares at Sep. 30, 2022	43,189
Balance at Dec. 31, 2022	$ 64	77,907,471	(71,960,227)	5,947,308
Balance, shares at Dec. 31, 2022	63,820
Fair value of vested stock options issued to employees and directors		44,764		44,764
Net Loss			(3,709,899)	(3,709,899)
Exercise of warrants	$ 6	(6)
Exercise of warrants, shares	5,837
Extinguishment of warrant liability upon exercise of warrants		490,226		490,226
Balance at Mar. 31, 2023	$ 70	78,442,455	(75,670,126)	2,772,399
Balance, shares at Mar. 31, 2023	69,657
Balance at Dec. 31, 2022	$ 64	77,907,471	(71,960,227)	5,947,308
Balance, shares at Dec. 31, 2022	63,820
Net Loss				(7,398,846)
Balance at Sep. 30, 2023	$ 392	83,151,790	(79,359,073)	3,793,109
Balance, shares at Sep. 30, 2023	391,854
Balance at Mar. 31, 2023	$ 70	78,442,455	(75,670,126)	2,772,399
Balance, shares at Mar. 31, 2023	69,657
Fair value of vested stock options issued to employees and directors		16,670		16,670
Proceeds from sale of common stock in public offering, net of offering costs $547,837	$ 317	4,451,846		4,452,163
Proceeds from sale of common stock in public offering, net of offering costs, shares	317,259
Net Loss			(1,769,238)	(1,769,238)
Exercise of warrants	$ 5	(5)
Exercise of warrants, shares	4,938
Extinguishment of warrant liability upon exercise of warrants		220,798		220,798
Balance at Jun. 30, 2023	$ 392	83,131,764	(77,439,364)	5,692,792
Balance, shares at Jun. 30, 2023	391,854
Fair value of vested stock options issued to employees and directors		20,026		20,026
Net Loss			(1,919,709)	(1,919,709)
Balance at Sep. 30, 2023	$ 392	$ 83,151,790	$ (79,359,073)	$ 3,793,109
Balance, shares at Sep. 30, 2023	391,854